Condensed Financial Information of the Parent Company (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses	$ (2,524,003)	$ (1,425,663)	$ (1,139,165)
Net Income	4,000,499	3,001,489	1,494,928
Net loss attributable to noncontrolling interests	46,171	17,834	34,352
Net Income Attributable to Zhongchao Inc.’s shareholders	4,046,670	3,019,323	1,529,280
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	173,604	379,520	(228,786)
Comprehensive Income	3,826,895	2,621,969	1,723,714
Total comprehensive loss attributable to noncontrolling interests	(46,171)	(17,834)	(34,352)
Total comprehensive income attributable to Zhongchao Inc.’s shareholders	3,873,066	2,639,803	1,758,066
Parent [Member]
Income of subsidiaries	4,000,599	3,001,489	1,494,928
General and administrative expenses	(100)
Net Income	4,000,499	3,001,489	1,494,928
Net loss attributable to noncontrolling interests	46,171	17,834	34,352
Net Income Attributable to Zhongchao Inc.’s shareholders	4,000,499	3,001,489	1,494,928
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(173,604)	(379,520)	228,786
Comprehensive Income	3,826,895	2,621,969	1,723,714
Total comprehensive loss attributable to noncontrolling interests	46,171	17,834	34,352
Total comprehensive income attributable to Zhongchao Inc.’s shareholders	$ 3,873,066	$ 2,639,803	$ 1,758,066